Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company, illustrating pay versus performance.

The table below reflects compensation amounts for two Chief Executive Officers for the periods prior to March 7, 2022. Prior to March 7, 2022, William G. Miller II, and Jeffrey I. Badgley, served together as co-Chief Executive Officers of the Company. Effective March 7, 2022, Mr. Miller II was appointed as the Company’s sole Chief Executive Officer and Mr. Badgley was appointed as the Company’s President of International and Military.

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Investment Based On:
Year	CEO (William G. Miller II) (1) ($)	CEO (Jeffrey I. Badgley) (1) ($)	CEO (William G. Miller II) (1)(2) ($)	CEO (Jeffrey I. Badgley) (1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Paid to Non-CEO NEOs ($)	Miller Industries TSR* ($)	Peer Group TSR* (4) ($)	Net Income (in thousands) ($)	Adjusted Pretax Income (in thousands) (5) ($)
2024	5,520,489	–	7,399,482	–	1,553,782	2,004,340	194	82	63,494	98,814
2023	3,057,145	–	3,825,865	–	1,098,072	1,354,312	124	83	58,291	86,929
2022	2,769,503	1,723,992	2,572,103	1,625,292	844,815	795,465	77	70	20,346	29,585
2021	689,213	689,213	689,213	689,213	413,604	413,604	94	93	16,255	22,265
2020	760,171	760,171	760,171	760,171	369,628	369,628	104	97	29,830	38,097
(1)	The table below reflects compensation amounts for two Chief Executive Officers for fiscal 2022, 2021, and 2020. Prior to March 7, 2022, William G. Miller II, the “First Co-CEO”, and Jeffrey I. Badgley, the “Second Co-CEO”, served together as co-Chief Executive Officers of the Company. Effective March 7, 2022, Mr. Miller II was appointed as the Company’s sole Chief Executive Officer and Mr. Badgley was appointed as the Company’s President of International and Military.
(2)	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Miller II and Mr. Badgley, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to either Mr. Miller II or Mr. Badgley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to each of Mr. Miller II’s and Mr. Badgley’s total compensation for each year to determine the compensation actually paid.
(3)	The names of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Deborah L. Whitmire, William G. Miller, Jeffrey I. Badgley, Josias W. Reyneke, and Vincent Tiano, (ii) for 2022, William G. Miller, Deborah L. Whitmire, Vincent Tiano, Josias W. Reyneke and Jamison Linden (iii) for 2021, Deborah L. Whitmire, Josias W. Reyneke, Vincent Tiano and Jamison Linden, and (iv) for 2020, William G. Miller, Deborah L. Whitmire, Frank Madonia and Josias W. Reyneke.
(4)	Represents the weighted total shareholder return (“TSR”) of the peer group described below (the “Peer Group”), weighted according to the respective companies’ stock market capitalization at the beginning of each calendar year. The Peer Group used for this purpose is a peer group recommended by the Compensation Committee’s independent compensation consultant, Pearl Meyer, which group was used and referred to by the Compensation Committee in connection with its review of the Company’s executive compensation program. The Peer Group for fiscal 2020, 2021, and 2022 consisted of: Astec Industries, Inc. (ASTE); Blue Bird Corp. (BLBD); CIRCOR International, Inc. (CIR); Commercial Vehicle Group, Inc. (CVGI); Douglas Dynamics, Inc. (PLOW); Enerpac Tool Group Corp. (EPAC); L.B. Foster Co. (FSTR); Motorcar Parts of America, Inc. (MPAA); NN, Inc. (NNBR); Park-Ohio Holdings Corp. (PKOH); Shyft Group Inc. (SHYF); and Stoneridge, Inc. (SRI). In October 2023, CIRCOR International, Inc., was acquired by a global investment firm. As a result, its shares ceased to trade on the NYSE. Correspondingly, the Company removed CIRCOR International, Inc., from its Peer Group TSR data for fiscal 2023 and 2024.
(5)	Adjusted Pretax Income is a non-GAAP measure. See “Compensation Discussion and Analysis – Executive Annual Bonus Program” for more information regarding this non-GAAP financial measure.
*	Total Shareholder Return

Item and Value Added (Deducted)

	2024	2023	2022		2021		2020
CEO	William G. Miller II	William G. Miller II	William G. Miller II	Jeffrey I. Badgley	William G. Miller II	Jeffrey I. Badgley	William G. Miller II	Jeffrey I. Badgley
SCT total compensation	$5,520,489	$3,057,145	$2,769,503	$1,723,992	$689,213	$689,213	$760,171	$760,171
Adjustments for stock awards
Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)	(2,110,525)	—	(1,797,000)	(898,500)	—	—	—	—
Add fair value of equity awards granted in applicable fiscal year as of year end	3,261,856	—	1,599,600	799,800	—	—	—	—
Add change in fair value of unvested equity awards from end of prior fiscal year to end of applicable year	830,520	750,240	—	—	—	—	—	—
Add change in fair value of vested equity awards from end of prior fiscal year to vesting date	(102,859)	18,480	—	—	—	—	—	—
Compensation actually paid (as calculated above pursuant to SEC rules)	$7,399,482	$3,825,865	$2,572,103	$1,625,292	$689,213	$689,213	$760,171	$760,171

Average NEOs	2024	2023	2022	2021	2020
SCT total compensation	$1,553,782	$1,098,072	$844,815	$413,604	$369,628
Adjustments for stock awards
Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)	(348,690)	—	(449,250)	—	—
Add fair value of equity awards granted in applicable fiscal year as of year end	539,100	—	399,900	—	—
Add change in fair value of unvested equity awards from end of prior fiscal year to end of applicable year	276,840	250,080	—	—	—
Add change in fair value of vested equity awards from end of prior fiscal year to vesting date	(16,692)	6,160	—	—	—
Compensation actually paid (as calculated above pursuant to SEC rules)	$2,004,340	$1,354,312	$795,465	$413,604	$369,628

Company Selected Measure Name	Adjusted Pretax Income
Named Executive Officers, Footnote

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Investment Based On:
Year	CEO (William G. Miller II) (1) ($)	CEO (Jeffrey I. Badgley) (1) ($)	CEO (William G. Miller II) (1)(2) ($)	CEO (Jeffrey I. Badgley) (1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Paid to Non-CEO NEOs ($)	Miller Industries TSR* ($)	Peer Group TSR* (4) ($)	Net Income (in thousands) ($)	Adjusted Pretax Income (in thousands) (5) ($)
2024	5,520,489	–	7,399,482	–	1,553,782	2,004,340	194	82	63,494	98,814
2023	3,057,145	–	3,825,865	–	1,098,072	1,354,312	124	83	58,291	86,929
2022	2,769,503	1,723,992	2,572,103	1,625,292	844,815	795,465	77	70	20,346	29,585
2021	689,213	689,213	689,213	689,213	413,604	413,604	94	93	16,255	22,265
2020	760,171	760,171	760,171	760,171	369,628	369,628	104	97	29,830	38,097
(1)	The table below reflects compensation amounts for two Chief Executive Officers for fiscal 2022, 2021, and 2020. Prior to March 7, 2022, William G. Miller II, the “First Co-CEO”, and Jeffrey I. Badgley, the “Second Co-CEO”, served together as co-Chief Executive Officers of the Company. Effective March 7, 2022, Mr. Miller II was appointed as the Company’s sole Chief Executive Officer and Mr. Badgley was appointed as the Company’s President of International and Military.
(3)	The names of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Deborah L. Whitmire, William G. Miller, Jeffrey I. Badgley, Josias W. Reyneke, and Vincent Tiano, (ii) for 2022, William G. Miller, Deborah L. Whitmire, Vincent Tiano, Josias W. Reyneke and Jamison Linden (iii) for 2021, Deborah L. Whitmire, Josias W. Reyneke, Vincent Tiano and Jamison Linden, and (iv) for 2020, William G. Miller, Deborah L. Whitmire, Frank Madonia and Josias W. Reyneke.

Peer Group Issuers, Footnote
(4)	Represents the weighted total shareholder return (“TSR”) of the peer group described below (the “Peer Group”), weighted according to the respective companies’ stock market capitalization at the beginning of each calendar year. The Peer Group used for this purpose is a peer group recommended by the Compensation Committee’s independent compensation consultant, Pearl Meyer, which group was used and referred to by the Compensation Committee in connection with its review of the Company’s executive compensation program. The Peer Group for fiscal 2020, 2021, and 2022 consisted of: Astec Industries, Inc. (ASTE); Blue Bird Corp. (BLBD); CIRCOR International, Inc. (CIR); Commercial Vehicle Group, Inc. (CVGI); Douglas Dynamics, Inc. (PLOW); Enerpac Tool Group Corp. (EPAC); L.B. Foster Co. (FSTR); Motorcar Parts of America, Inc. (MPAA); NN, Inc. (NNBR); Park-Ohio Holdings Corp. (PKOH); Shyft Group Inc. (SHYF); and Stoneridge, Inc. (SRI). In October 2023, CIRCOR International, Inc., was acquired by a global investment firm. As a result, its shares ceased to trade on the NYSE. Correspondingly, the Company removed CIRCOR International, Inc., from its Peer Group TSR data for fiscal 2023 and 2024.

Adjustment To PEO Compensation, Footnote

	2024	2023	2022		2021		2020
CEO	William G. Miller II	William G. Miller II	William G. Miller II	Jeffrey I. Badgley	William G. Miller II	Jeffrey I. Badgley	William G. Miller II	Jeffrey I. Badgley
SCT total compensation	$5,520,489	$3,057,145	$2,769,503	$1,723,992	$689,213	$689,213	$760,171	$760,171
Adjustments for stock awards
Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)	(2,110,525)	—	(1,797,000)	(898,500)	—	—	—	—
Add fair value of equity awards granted in applicable fiscal year as of year end	3,261,856	—	1,599,600	799,800	—	—	—	—
Add change in fair value of unvested equity awards from end of prior fiscal year to end of applicable year	830,520	750,240	—	—	—	—	—	—
Add change in fair value of vested equity awards from end of prior fiscal year to vesting date	(102,859)	18,480	—	—	—	—	—	—
Compensation actually paid (as calculated above pursuant to SEC rules)	$7,399,482	$3,825,865	$2,572,103	$1,625,292	$689,213	$689,213	$760,171	$760,171

Non-PEO NEO Average Total Compensation Amount	$ 1,553,782	$ 1,098,072	$ 844,815	$ 413,604	$ 369,628
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,004,340	1,354,312	795,465	413,604	369,628
Adjustment to Non-PEO NEO Compensation Footnote

Average NEOs	2024	2023	2022	2021	2020
SCT total compensation	$1,553,782	$1,098,072	$844,815	$413,604	$369,628
Adjustments for stock awards
Deduct grant date fair value of equity awards granted in applicable fiscal year (as reported in Summary Compensation Table)	(348,690)	—	(449,250)	—	—
Add fair value of equity awards granted in applicable fiscal year as of year end	539,100	—	399,900	—	—
Add change in fair value of unvested equity awards from end of prior fiscal year to end of applicable year	276,840	250,080	—	—	—
Add change in fair value of vested equity awards from end of prior fiscal year to vesting date	(16,692)	6,160	—	—	—
Compensation actually paid (as calculated above pursuant to SEC rules)	$2,004,340	$1,354,312	$795,465	$413,604	$369,628

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following table lists the five financial performance measures that we believe represent the most important financial performance measures we used to link compensation paid to our NEOs to our performance.

(in thousands, except total shareholder return and earnings per share, diluted)
Measure	2024	2023	2022	2021	2020
Revenue	$1,257,500	$1,153,354	$848,456	$717,476	$651,286
EBITDA (a Non-GAAP Measure)(1)	$98,128	$93,001	$40,873	$34,157	$48,190
Adjusted Pretax Income (a Non-GAAP Measure)(2)	$98,814	$86,929	$29,585	$22,265	$38,097
Total Shareholder Return	$194	$124	$77	$94	$104
Earnings Per Share, Diluted	$5.47	$5.07	$1.78	$1.42	$2.62
(1)	EBITDA is a non-GAAP financial measure and is defined as earnings before interest, taxes, depreciation and amortization.
(2)	See “Compensation Discussion and Analysis - Executive Annual Bonus Program” for a definition of this non-GAAP financial measure.

Total Shareholder Return Amount	$ 194	124	77	94	104
Peer Group Total Shareholder Return Amount	82	83	70	93	97
Net Income (Loss)	$ 63,494,000	$ 58,291,000	$ 20,346,000	$ 16,255,000	$ 29,830,000
Company Selected Measure Amount	98,814,000	86,929,000	29,585,000	22,265,000	38,097,000
PEO Name	William G. Miller II
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA (a Non-GAAP Measure)(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Pretax Income (a Non-GAAP Measure)(2)
Non-GAAP Measure Description
(5)	Adjusted Pretax Income is a non-GAAP measure. See “Compensation Discussion and Analysis – Executive Annual Bonus Program” for more information regarding this non-GAAP financial measure.
*	Total Shareholder Return

Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings Per Share, Diluted
William G. Miller II
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,520,489	$ 3,057,145	$ 2,769,503	$ 689,213	$ 760,171
PEO Actually Paid Compensation Amount	7,399,482	3,825,865	2,572,103	689,213	760,171
Jeffrey I. Badgley
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,723,992	689,213	760,171
PEO Actually Paid Compensation Amount			1,625,292	$ 689,213	$ 760,171
PEO | William G. Miller II | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,110,525)		(1,797,000)
PEO | William G. Miller II | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,261,856		1,599,600
PEO | William G. Miller II | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	830,520	750,240
PEO | William G. Miller II | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,859)	18,480
PEO | Jeffrey I. Badgley | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(898,500)
PEO | Jeffrey I. Badgley | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			799,800
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(348,690)		(449,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	539,100		$ 399,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,840	250,080
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,692)	$ 6,160